INVENTORIES	12 Months Ended
Dec. 31, 2016
Increase (Decrease) in Inventories [Abstract]
INVENTORIES

Note 5 — INVENTORIES

The inventories consist of the following:

	December 31, 2016	December 31, 2015
Raw materials	$360,569	$494,278
Finished goods	1,023,436	1,295,103
Installation projects in process	865,618	1,055,171
	$2,249,623	$2,844,552

No inventory reserves were recorded for the years ended December 31, 2016 and 2015.